WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.8%
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 3.4%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$86,081
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	385,131
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	63,501
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	34,750
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	165,980
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	230,007
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	334,818
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	109,551
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	128,051
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	71,675
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,991,674
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	865,978

Total Diversified Telecommunication Services				4,467,197

Media - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	568,878	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	130,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	314,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	379,411
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	315,763
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	249,528
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,377,356
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	592,787	(a)
Interpublic Group of Cos. Inc., Senior Notes	4.750%	3/30/30	140,000	138,992
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	202,578
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	246,121
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	11,369
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	52,459
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	203,429
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	565,229
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	774,998
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	229,252

Total Media				6,354,022

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	$850,000	$1,119,022
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	663,142
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	375,304
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	321,306
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	254,099
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	10,412

Total Wireless Telecommunication Services				2,743,285

TOTAL COMMUNICATION SERVICES				13,564,504

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	148,320
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	216,510

Total Automobiles				364,830

Diversified Consumer Services - 0.3%
Board of Trustees of The Leland Stanford Junior University	3.089%	5/1/29	340,000	355,643

Hotels, Restaurants & Leisure - 1.4%
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	186,272
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	169,803
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	269,627
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	11,128
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	330,286	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	205,698
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	435,355
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	188,954

Total Hotels, Restaurants & Leisure				1,797,123

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	230,886
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	190,165

Total Household Durables				421,051

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.9%
Home Depot Inc., Senior Notes	3.900%	12/6/28	$590,000	$658,706
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	61,595
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	52,389
Target Corp., Senior Notes	3.375%	4/15/29	340,000	368,297

Total Specialty Retail				1,140,987

TOTAL CONSUMER DISCRETIONARY				4,079,634

CONSUMER STAPLES - 5.6%
Beverages - 3.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	919,004
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,494,748
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	74,411
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	219,844
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	144,057
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	350,000	360,237	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	726,112	(a)

Total Beverages				3,938,413

Food & Staples Retailing - 0.0%
Kroger Co., Senior Notes	4.650%	1/15/48	30,000	34,094

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	104,623
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	146,438	(a)

Total Food Products				251,061

Tobacco - 2.4%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	192,953
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	432,326
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	907,375
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	680,000	693,992
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	111,970
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	306,326
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	347,432
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	97,130

Total Tobacco				3,089,504

TOTAL CONSUMER STAPLES				7,313,072

ENERGY - 13.3%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	2.920%	3/1/30	130,000	101,068
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	155,070

Total Energy Equipment & Services				256,138

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 13.1%
Apache Corp., Senior Notes	6.000%	1/15/37	$106,000	$59,416
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	70,914
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	41,002
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	440,567
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	470,000	440,384
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	17,378	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	35,583	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	473,685
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	114,098
Concho Resources Inc., Senior Notes	4.300%	8/15/28	180,000	155,757
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,014,907
Continental Resources Inc., Senior Notes	4.500%	4/15/23	690,000	383,912
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	64,983
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	277,114
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	197,477
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	725,601
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	128,625	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	337,725	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	752,631
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	24,929
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	18,598
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	34,783
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	250,000	196,608
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	328,931
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	85,194
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	252,628	(c)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	221,163
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	120,000	120,630
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	164,373
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,277,762
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	52,948
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	297,902
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	261,876
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	88,393

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	$1,080,000	$608,124
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	243,721
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	160,000	76,839
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	160,000	75,760
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	240,564
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	85,266	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	137,500	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	195,763
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	273,441
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	286,591
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	346,969
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	699,184
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	159,290
Range Resources Corp., Senior Notes	9.250%	2/1/26	460,000	278,587	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	346,180
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	536,094
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	284,307
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	321,710
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	336,864
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	319,821
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	39,376
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	31,122
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	112,569
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	54,716
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	39,420
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	663,817
WPX Energy Inc., Senior Notes	4.500%	1/15/30	110,000	60,143

Total Oil, Gas & Consumable Fuels				17,012,215

TOTAL ENERGY				17,268,353

FINANCIALS - 31.5%
Banks - 21.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	152,752	(a)(b)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	333,186	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes	3.848%	4/12/23	$400,000	$402,555
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	452,011
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	72,291	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	183,648	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	412,271
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,333,286
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	256,466	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	460,571
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	670,032	(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	330,000	322,369	(a)(b)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	360,000	337,893	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	309,612	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	432,979	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	394,858
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	305,570
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	822,640
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	480,293
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	486,544
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	186,387	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	558,742
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	414,173
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,077,724	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,829,166	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	197,776	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	237,586	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	186,239	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	280,745	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	$200,000	$218,660
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	530,000	543,934	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	217,259
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	95,610
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	651,185	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	286,601	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	172,531	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	257,581	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	57,540	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	571,828
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	616,092
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	311,049	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	332,813	(b)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	521,222
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,741,242	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	578,392	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,046,346
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	367,565
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	212,951	(c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	209,350	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	427,561	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	601,524	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	$1,040,000	$988,502	(a)(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/1/20	1,190,000	1,156,109	(b)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	410,000	423,306	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	260,000	334,833	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	505,860
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	643,558
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	107,791

Total Banks				27,789,160

Capital Markets - 4.1%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	592,791
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	256,524	(a)(c)(d)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	56,903
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	770,169
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	849,597
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	579,932
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	841,609	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	69,942	(a)
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	100,950
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	125,928
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	80,000	83,383
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	104,016
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	350,367
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	545,603	(a)(b)(c)

Total Capital Markets				5,327,714

Consumer Finance - 0.8%
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	804,818
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	270,416

Total Consumer Finance				1,075,234

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	$330,000	$284,243
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	122,153	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	134,599	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	245,656	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	470,000	306,205	(a)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.330%	12/21/65	470,000	215,845	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.570%	12/21/65	270,000	110,782	(a)(c)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	188,654
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	354,789	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	189,785	(a)

Total Diversified Financial Services				2,152,711

Insurance - 3.3%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	519,238	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	64,193
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	92,576
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	74,164
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	266,421
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	228,912	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	651,112	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	276,689	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,203,872
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	94,428	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	192,712	(a)(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	$110,000	$96,969	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	556,948	(a)

Total Insurance				4,318,234

Investment Companies - 0.2%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	320,000	305,841	(a)

TOTAL FINANCIALS				40,968,894

HEALTH CARE - 9.3%
Biotechnology - 1.3%
AbbVie Inc., Senior Notes	3.200%	11/21/29	710,000	717,240	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	764,733	(a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	81,954
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	64,108

Total Biotechnology				1,628,035

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	123,330
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	443,534

Total Health Care Equipment & Supplies				566,864

Health Care Providers & Services - 6.2%
Centene Corp., Senior Notes	4.750%	1/15/25	240,000	242,099	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	98,555	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	363,798	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	466,875	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	364,312
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	383,854
Cigna Corp., Senior Notes	3.200%	3/15/40	140,000	130,950
CVS Health Corp., Senior Notes	2.625%	8/15/24	140,000	142,271
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	996,102
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	578,751
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	632,566
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	392,943
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	642,323
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	110,498
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	40,000	39,741
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	9,864
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	211,066
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	114,120
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	240,626

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	5.250%	6/15/49	$350,000	$375,714
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	117,039
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	257,294
Magellan Health Inc., Senior Notes	4.900%	9/22/24	690,000	640,834
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	181,293
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	172,726
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	151,721

Total Health Care Providers & Services				8,057,935

Pharmaceuticals - 1.4%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	130,000	143,522
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	76,336	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	76,245	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	1,006,715	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	250,000	335,633	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	199,251	(a)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	33,876

Total Pharmaceuticals				1,871,578

TOTAL HEALTH CARE				12,124,412

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.6%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	210,000	181,791	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	113,180	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	300,975
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,290,724
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	197,741
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	42,419
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,108,119
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	130,539

Total Aerospace & Defense				3,365,488

Airlines - 0.7%
Continental Airlines Pass-Through Trust	6.250%	4/11/20	58,005	57,982
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	433,474
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	121,451
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	35,560	36,586
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	210,608	212,624

Total Airlines				862,117

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.4%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	$160,000	$153,338	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	180,000	159,482	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	200,000	173,553	(a)

Total Building Products				486,373

Commercial Services & Supplies - 1.0%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	114,439
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	347,335
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	512,713
Waste Management Inc., Senior Notes	4.000%	7/15/39	350,000	382,183

Total Commercial Services & Supplies				1,356,670

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	962,129	(a)

Industrial Conglomerates - 0.9%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	237,908
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	888,279

Total Industrial Conglomerates				1,126,187

Machinery - 0.6%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	248,766
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	520,000	508,673	(a)
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	80,000	75,867	(a)

Total Machinery				833,306

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	343,422

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	378,261	(a)

TOTAL INDUSTRIALS				9,713,953

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	282,230
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	232,520

Total Communications Equipment				514,750

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	119,615

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	170,664
Intel Corp., Senior Notes	4.750%	3/25/50	60,000	81,289
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	83,678

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	$60,000	$63,794
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	207,177
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	89,715
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	311,643

Total Semiconductors & Semiconductor Equipment				1,007,960

Software - 1.0%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,255,353

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	411,350
HP Inc., Senior Notes	4.650%	12/9/21	310,000	312,332

Total Technology Hardware, Storage & Peripherals				723,682

TOTAL INFORMATION TECHNOLOGY				3,621,360

MATERIALS - 6.0%
Chemicals - 0.8%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,006,004
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	90,218

Total Chemicals				1,096,222

Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	400,000	366,220	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	473,183	(a)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	50,000	49,582
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	422,452
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	61,783
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	222,431
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	470,000	499,142	(a)(c)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000	288,364	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	167,689	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	58,295
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	419,039	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	120,950	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	488,078	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	328,906	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	156,039	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	149,362

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	$470,000	$480,427
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,286,696
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	351,499

Total Metals & Mining				6,390,137

Paper & Forest Products - 0.3%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	316,610

TOTAL MATERIALS				7,802,969

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	244,394
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	170,000	159,056
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	327,345

Total Equity Real Estate Investment Trusts (REITs)				730,795

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	315,748

TOTAL REAL ESTATE				1,046,543

UTILITIES - 2.4%
Electric Utilities - 2.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	246,460
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	121,443
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	315,582
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,083,085
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	108,286	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	161,291
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	150,000	146,180
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	332,175
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	616,448

TOTAL UTILITIES				3,130,950

TOTAL CORPORATE BONDS & NOTES (Cost - $117,927,852)				120,634,644

SOVEREIGN BONDS - 3.9%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	370,000	106,379

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	$120,000	$34,201
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	390,000	108,619
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000	39,752
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	150,000	40,314
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	329,400	(a)

Total Argentina				658,665

Canada - 0.8%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	1,026,163

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	899,208

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	220,336	(a)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	247,383

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	426,644	(a)

Mexico - 0.3%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	351,547

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	418,497	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	319,318	(a)

Total Qatar				737,815

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	479,007	(a)

Uruguay - 0.0%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	80,172

TOTAL SOVEREIGN BONDS (Cost - $6,578,803)				5,126,940

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 1.5%
Alabama - 0.2%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	$240,000	$247,997

California - 0.9%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,036,262
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	159,083

Total California				1,195,345

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	191,632

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	335,547

TOTAL MUNICIPAL BONDS (Cost - $1,822,856)				1,970,521

			Shares
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	4.882%		5,725	130,244	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,472,579)				127,862,349

SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $605,462)0.334%			605,462	605,462	(f)

TOTAL INVESTMENTS - 98.8% (Cost - $127,078,041)				128,467,811
Other Assets in Excess of Liabilities - 1.2%				1,578,267

TOTAL NET ASSETS - 100.0%				$130,046,078

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $605,462 and the cost was $605,462 (Note 2).

Abbreviations used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	71	6/20	$15,373,717	$15,647,180	$273,463
U.S. Treasury 5-Year Notes	89	6/20	10,863,987	11,156,985	292,998
U.S. Treasury Ultra Long-Term Bonds	31	6/20	6,082,756	6,878,125	795,369

					1,361,830

Contracts to Sell:
U.S. Treasury 10-Year Notes	71	6/20	9,479,963	9,846,813	(366,850)
U.S. Treasury Long-Term Bonds	137	6/20	22,688,723	24,531,562	(1,842,839)

					(2,209,689)

Net unrealized depreciation on open futures contracts					$(847,859)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$120,634,644	—	$120,634,644
Sovereign Bonds	—	5,126,940	—	5,126,940
Municipal Bonds	—	1,970,521	—	1,970,521
Preferred Stocks	—	130,244	—	130,244

Total Long-Term Investments	—	127,862,349	—	127,862,349

Short-Term Investments†	$605,462	—	—	605,462

Total Investments	$605,462	$127,862,349	—	$128,467,811

Other Financial Instruments:
Futures Contracts	$1,361,830	—	—	$1,361,830

Total	$1,967,292	$127,862,349	—	$129,829,641

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,209,689	—	—	$2,209,689

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,103	$8,841,248	8,841,248	$8,263,889	8,263,889

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Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,209	—	$605,462

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